EMPLOYEE BENEFIT PLANS, Accumulated Other Comprehensive Loss Net Periodic Pension Benefit (FY) (Details) - Pension Plan [Member] $ in Millions	Dec. 31, 2019 USD ($)
Amortization from Accumulated Other Comprehensive Loss into Net Periodic Pension Benefit in 2020 [Abstract]
Net actuarial loss	$ 18
Prior service cost	1
Total accumulated other comprehensive loss	$ 19